Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2016	Mar. 31, 2016	May 11, 2015	Mar. 31, 2015	Sep. 24, 2014
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable	$ 35,500	$ 17,517		$ 2,500
Derivative liability	$ 663,810	$ 401,127	$ 1,694,651	$ 1,406,596	$ 961,767